Exhibit 99.7 Schedule 1

ATR QM Data Fields
Loans in Report: 2

Client Loan Number	Alt Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator
XXXXXXXXX	127502	Not covered/exempt	No	No
XXXXXXXXX	132062	Non-QM: Compliant with ATR	No	Yes
2